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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Partners OFFSHORE LLC
            --------------------------------------------
Address:    717 Fifth Avenue
            --------------------------------------------
            New York, NY 10022
            --------------------------------------------

Form 13F File Number:  28-05427
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            -----------------------------------------------------
Title:      Vice President & General Counsel
            --------------------------------------------
Phone:      212.224.5505
            -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   11/14/00
------------------------    -------------------------      --------
(Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number               Name

    28-
       ------------------------        ---------------------------------------
    [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              34
                                            ---------------------------

Form 13F Information Table Value Total:    $         19,474
                                            ---------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

                                                                                          ENTRUST PARTNERS OFFSHORE LLC
NAME OF ISSUER                           TITLE OF CLASS    CUSIP       MARKET VALUE       SHARES/PRN AMT SH/PRN PUT/CALL
                                                                       * 1000
AT&T CANADA INC DEP. RECEIPT             DEP. RECEIPT      00207Q202                  885          29000 SH
ASPECT TELECOMMUNICATIONS CORP           COMMON STOCK       04523710                 1820          88250 SH
ASPEON INC                               COMMON STOCK      045354107                   65          37725 SH
AT&T CORP LIBERTY MEDIA CORP             COMMON STOCK      001957208                  196          10850 SH
AZTEC TECHNOLOGY PARTNERS INC            COMMON STOCK      05480L101                  142         137500 SH
BEA SYSTEMS INC                          COMMON STOCK      073325102                  720           9250 SH
CABLETRON SYSTEMS INC                    COMMON STOCK       28205610                 1076          36475 SH
CASELLA WASTE SYSTEMS INC-CLA            COMMON STOCK      147448104                  809          79950 SH
CRESTLINE CAPITAL CORP                   COMMON STOCK      226153104                 1020          50850 SH
EPICOR SOFTWARE CORP                     COMMON STOCK      29426L108                  680         194300 SH
***ESC MEDICAL SYSTEMS LTD               CONVERT. BOND     269025AB8                  262         300000 SH
***ESC MEDICAL SYSTEMS LTD               ORDINARY SHS      M40868107                  602          32100 SH
FINOVA GROUP INC                         COMMON STOCK      317928109                  233          32200 SH
GOLDEN STATE BANCORP INC                 COMMON STOCK      381197102                  835          35350 SH
JOHN WILEY & SONS INC CLASS A            COMMON STOCK      968223206                  303          13200 SH
NAVISTAR INTERNATIONAL CORP              COMMON STOCK      63934E108                 1627          54350 SH
NTL INC                                  COMMON STOCK      629407107                  898          19400 SH
REGIS CORP-MINN                          COMMON STOCK      758932107                  290          19350 SH
STARWOOD HOTELS & RESORTS                COMMON STOCK      85590A203                 1043          33375 SH
***SBS BROADCASTING SA                   COMMON STOCK      L8137F102                 1043          26200 SH
***SHAW COMMUNICATIONS INC               COMMON STOCK      82028K200                  257          11350 SH
TELEPHONE & DATA SYSTEMS INC             COMMON STOCK      879433100                 1030           9300 SH
UNITEDGLOBALCOM CL A                     COMMON STOCK      913247508                 1665          55500 SH
VODAFONE GROUP PLC NEW                   COMMON STOCK      92857W100                  594          16050 SH
ASPECT TELECOMMUNICATIONS CORP           COMMON STOCK      317928109                  143            425 SH     CALL
NAVISTAR INTERNATIONAL CORP              COMMON STOCK      63934E108                    5             70 SH     CALL
NAVISTAR INTERNATIONAL CORP              COMMON STOCK      63934E108                    5            150 SH     CALL
CAPROCK COMM                             COMMON STOCK      140667106                    3              7 SH     PUT
GLOBALSTAR T JAN 020                     COMMON STOCK      G3930H104                 1016            713 SH     PUT
GLOBALSTAR T JAN 010                     COMMON STOCK      G3930H104                   20             35 SH     PUT
RITE AID CRP JAN 005                     COMMON STOCK      767754104                   25            155 SH     PUT
TAKE TWO INTERACTIVE SOFTWARE            COMMON STOCK      0008740541                  28             70 SH     PUT
VENTANA MEDICAL SYSTEMS                  COMMON STOCK      92276H106                   38            120 SH     PUT
XEIKON NV AUG 020 AME                    COMMON STOCK      984003103                   96            140 SH     PUT
                                                                                    19474
*** FOREIGN COMPANY

Table continued...


NAME OF ISSUER                       INVESTMENTMANAGERS  SOLE    SHARED  NONE
                                     Discretion
AT&T CANADA INC DEP. RECEIPT         SOLE                  29000
ASPECT TELECOMMUNICATIONS CORP       SOLE                  88250
ASPEON INC                           SOLE                  37725
AT&T CORP LIBERTY MEDIA CORP         SOLE                  10850
AZTEC TECHNOLOGY PARTNERS INC        SOLE                 137500
BEA SYSTEMS INC                      SOLE                   9250
CABLETRON SYSTEMS INC                SOLE                  36475
CASELLA WASTE SYSTEMS INC-CLA        SOLE                  79950
CRESTLINE CAPITAL CORP               SOLE                  50850
EPICOR SOFTWARE CORP                 SOLE                 194300
***ESC MEDICAL SYSTEMS LTD           SOLE                 300000
***ESC MEDICAL SYSTEMS LTD           SOLE                  32100
FINOVA GROUP INC                     SOLE                  32200
GOLDEN STATE BANCORP INC             SOLE                  35350
JOHN WILEY & SONS INC CLASS A        SOLE                  13200
NAVISTAR INTERNATIONAL CORP          SOLE                  54350
NTL INC                              SOLE                  19400
REGIS CORP-MINN                      SOLE                  19350
STARWOOD HOTELS & RESORTS            SOLE                  33375
***SBS BROADCASTING SA               SOLE                  26200
***SHAW COMMUNICATIONS INC           SOLE                  11350
TELEPHONE & DATA SYSTEMS INC         SOLE                   9300
UNITEDGLOBALCOM CL A                 SOLE                  55500
VODAFONE GROUP PLC NEW               SOLE                  16050
ASPECT TELECOMMUNICATIONS CORP       SOLE                    425
NAVISTAR INTERNATIONAL CORP          SOLE                     70
NAVISTAR INTERNATIONAL CORP          SOLE                    150
CAPROCK COMM                         SOLE                      7
GLOBALSTAR T JAN 020                 SOLE                    713
GLOBALSTAR T JAN 010                 SOLE                     35
RITE AID CRP JAN 005                 SOLE                    155
TAKE TWO INTERACTIVE SOFTWARE        SOLE                     70
VENTANA MEDICAL SYSTEMS              SOLE                    120
XEIKON NV AUG 020 AME                SOLE                    140

*** FOREIGN COMPANY